AXP(R) Insured
                                                                      Tax-Exempt
                                                                            Fund

                                                              2002 ANNUAL REPORT
                                                           (PROSPECTUS ENCLOSED)

American
  Express(R)
 Funds

(icon of) padlock

AXP Insured Tax-Exempt Fund seeks to provide shareholders with a high level of income generally exempt from federal income tax and preservation of shareholders' capital.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

No-default Insurance

Any investment involves risks. For a municipal bond investor, there's the risk that the bond issuer could default on its payments. But there are bonds that are insured against default, and these are the ones that AXP Insured Tax-Exempt Fund invests in. While this doesn't mean that shareholders are insulated from fluctuations in bond market values, it does help ensure that the Fund receives principal and interest payments when they are due. Along the way, shareholders enjoy regular income that is generally free from federal income tax.

Table of Contents

2002 ANNUAL REPORT

The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                   3

Portfolio Manager Q & A                             4

Fund Facts                                          6

The 10 Largest Holdings                             7

Making the Most of the Fund                         8

The Fund's Long-term Performance                    9

Board Members & Officers                           11

Independent Auditors' Report                       14

Financial Statements                               15

Notes to Financial Statements                      18

Investments in Securities                          25

Federal Income Tax Information                     37

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2  AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

Although we see reason for optimism as the U.S. economy slowly improves, various factors continue to create uncertainty in the financial markets. Warnings about terrorist activities, doubts about the reliability of companies' financial information and growing unrest around the world have contributed to a volatile environment in 2002. While this short-term volatility is unsettling, we encourage you to keep a long-term perspective when it comes to your investments. At times like these, it is important for you to assess your own financial needs, set short- and long-term goals and develop a plan to obtain these goals. Your personal financial advisor can be an important asset in helping you meet your goals.

American Express Financial Corporation has set its own goals to assist you in meeting yours. It has taken steps toward improving the competitive ranking and investment performance of the American Express Funds and expanding the range of investment options. The members of the Board, the majority of whom are independent from American Express Financial Corporation, oversee these efforts and believe the steps that have been taken show promise for meeting the goals.

This Fund will join the other American Express Funds in holding shareholder meetings in November. We believe it is important for your voice as a Fund shareholder to be heard. When you receive your proxy statement, please take the time to consider the proposals and vote. The Board's recommendation on each proposal will be outlined in the proxy statement.

On behalf of the Board,

Arne H. Carlson
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3  AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Portfolio Manager Q & A

Q: How did the Fund perform for the one-year period ended June 30, 2002?

A: The past year proved to be fairly eventful for the bond market, but amidst some volatility, interest rates declined over the 12-month period, helping to boost bond values. As a result, AXP Insured Tax-Exempt Fund gained 5.37% during the year (Class A shares, excluding sales charges). By comparison, the Lehman Brothers Municipal Bond Index returned 6.92% while the Lipper Insured Municipal Debt Funds Index gained 6.01% during the period.

Q: What factors positively affected the Fund's performance during the year?

A: The period began in the summer of 2001, a time when the U.S. economy was still battling a mild recession. The Federal Reserve Board (the Fed) was maintaining a practice of trimming short-term interest rates in an effort to reinvigorate the economy. In this environment, interest rates continued to decline and eventually stabilize at fairly low levels. That helped bonds, including those in the municipal market, which are the focus of the Fund. In the wake of the September 11 tragedy, investors seemed to be more inclined to favor higher-quality issues. While the terrorism threat took a toll on certain types of bonds, such as those related to airport construction projects, most high-quality municipal obligations performed quite well. This benefited the Fund, which primarily invests in bonds that carry insurance against the risk of default. In the early months of 2002, tax-exempt bonds rallied significantly, but then fell back again in March as investors became concerned that the early stages of an economic rebound could trigger a greater inflation threat. In the closing months of the period, that concern subsided and interest rates again began to decline, pushing bond prices in a positive direction, again working to the benefit of the Fund.

Q: What challenges did you face and how did you manage them?

A: Through the last half of 2001, the portfolio was positioned somewhat defensively in anticipation of an upward trend in interest rates. The events surrounding the terrorist attacks certainly played a role in delaying any significant changes in rates, limiting the Fund's returns during that time. When new management took over the Fund in January 2002, a fairly cautious outlook continued to be the prevailing theme. Along with the increasing chances that the U.S. economy was on the rebound, the transition from a period of government surpluses to one of government deficits created an environment where we anticipated more pressure for interest rates to move higher. Therefore, the Fund's more defensive interest-rate positioning continued to make sense. That included maintaining a relatively high cash position in the Fund. However, by June 2002, it became apparent that the pace of economic growth was not likely to create any serious inflation threat, which brought a sense of stability to the bond market. That, along with seasonal factors tied to investment flow into municipal bonds, prompted us to take a more aggressive position in the Fund toward the end of the 12-month period. In addition, we have made adjustments to the Fund's general structure, including reducing our exposure to longer-term bonds and putting greater emphasis on the intermediate-term segment of the market. We believe this helps reduce the interest rate risk of the portfolio while still maintaining a competitive dividend yield.


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4   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Q: What is your outlook for the months ahead?

A: We are clearly in a period where a number of issues, ranging from global tensions in the Middle East and Asia to corporate accounting inquiries in the U.S., are affecting investor psychology. But ultimately, the major factor that will drive the bond market going forward will likely be the state of the U.S. economy. It appears the economy is back on track, and while the rate of growth is slow, it should continue to be positive. Eventually, the Fed will sense a need to again raise short-term interest rates. That will likely put some pressure on the bond market as a whole. We also expect that as market volatility continues to affect investor psychology, high-quality bonds like those held in the Fund will remain attractive.

Q: How are you positioning the Fund in light of your outlook?

A: Our main emphasis in the months ahead will be to preserve principal while maintaining a competitive dividend yield. The ongoing effort to place greater emphasis on intermediate-term bonds plays a big part in that strategy. As is always the case with this Fund, our focus will be centered on very high quality securities from reliable issuers whose ability to make timely principal and interest payments is protected by independent insurers.

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5   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2002                                           $5.54
June 30, 2001                                           $5.48
Increase                                                $0.06

Distributions -- July 1, 2001 - June 30, 2002
From income                                             $0.23
From long-term capital gains                            $  --
Total distributions                                     $0.23
Total return*                                          +5.37%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2002                                           $5.54
June 30, 2001                                           $5.48
Increase                                                $0.06

Distributions -- July 1, 2001 - June 30, 2002
From income                                             $0.19
From long-term capital gains                            $  --
Total distributions                                     $0.19
Total return*                                          +4.59%

Class C -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2002                                           $5.55
June 30, 2001                                           $5.49
Increase                                                $0.06

Distributions -- July 1, 2001 - June 30, 2002
From income                                             $0.19
From long-term capital gains                            $  --
Total distributions                                     $0.19
Total return*                                          +4.59%

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2002                                           $5.53
June 30, 2001                                           $5.47
Increase                                                $0.06

Distributions -- July 1, 2001 - June 30, 2002
From income                                             $0.24
From long-term capital gains                            $  --
Total distributions                                     $0.24
Total return*                                          +5.60%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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6   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

The 10 Largest Holdings
                                                        Percent             Value
                                                   (of net assets) (as of June 30, 2002)
New York Metropolitan Transportation Authority
Service Contract Revenue Bonds Series 2002B
5.50% 2014                                               4.1%          $19,373,901

Brazos River Texas Authority Pollution Control
Pre-refunded Collateralized Revenue Bonds Texas
Utility Electric Series 1992C A.M.T.
6.70% 2022                                               3.3            15,422,926

New York State Energy Research & Development
Authority Solid Waste Disposal Revenue Bonds
State Electric & Gas Series 1993A A.M.T.
5.70% 2028                                               2.4            11,424,447

Virginia Metropolitan Washington D.C. Airport Authority
General Airport Revenue Bonds Series 1992A A.M.T.
6.63% 2019                                               2.1             9,708,911

Harris County Texas Toll Road
Pre-refunded Revenue Bonds Series 1992A
6.50% 2017                                               1.8             8,387,485

Massachusetts State Unlimited General Obligation
Refunding Bonds 2nd Series 2002R Inverse Floater
14.20% 2015                                              1.7             8,000,160

Austin Texas Water & Wastewater System
Refunding Revenue Bonds Series 2001C
4.00% 2004                                               1.6             7,307,160

Houston Texas Water & Sewer System Junior Lien
Refunding Revenue Bonds Series 1997A
5.25% 2022                                               1.6             7,275,827

Pittsburgh Pennsylvania School District
Unlimited General Obligation Refunding
Bonds Series 2002A
5.50% 2014                                               1.5             6,981,790

North Slope Borough Alaska
General Obligation Bonds
Zero Coupon Series 1996B
5.72% 2007                                               1.4             6,701,440

Note:   Investment  income  from  certain  securities  may  be  subject  to  the
Alternative Minimum Tax (A.M.T.).

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here make up 21.5% of net assets

(icon of) pie chart

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7   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$20                              $20
$15                   $16  $18
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$20
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun.
$20
$15
$10    $10
$ 5         $8   $6   $4   $4   $7

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o    your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's dividends, interest and other income exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

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8   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

The Fund's Long-term Performance

              Value of your $10,000 in AXP Insured Tax-Exempt Fund
(line chart)

$30,000


                                    Lehman Brothers Municipal Bond Index
$20,000
           Lipper Insured Municipal Debt Funds Index
                                                                         $16,645
                                                     AXP Insured Tax-Exempt Fund
                                                                         Class A

'92    '93    '94    '95    '96    '97    '98    '99     '00     '01     '02

Average Annual Total Returns (as of June 30, 2002)

                       1 year        5 years    10 years   Since inception
Class A                +0.37%        +4.12%      +5.23%          N/A
Class B                +0.59%        +4.19%        N/A         +4.66%*
Class C                +4.59%          N/A         N/A         +6.57%**
Class Y                +5.60%        +5.33%        N/A         +5.60%*

 * Inception date was March 20, 1995.
** Inception date was June 26, 2000.

Assumes: Holding period from 7/1/92 to 6/30/02. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $7,071. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Municipal Bond Index and the Lipper Insured Municipal Debt Funds Index. In comparing AXP Insured Tax-Exempt Fund (Class A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.


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9   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Lipper Insured Municipal Debt Funds Index, published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


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10   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 78 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age               Position held with   Principal occupations during       Other directorships
                                 Registrant and       past five years
                                 length of service
-------------------------------- -------------------- ---------------------------------- -------------------------------------
H. Brewster Atwater, Jr.         Board member since   Retired chair and chief
4900 IDS Tower                   1996                 executive officer, General
Minneapolis, MN 55402                                 Mills, Inc. (consumer foods)
Born in 1931
-------------------------------- -------------------- ---------------------------------- -------------------------------------
Arne H. Carlson                  Chair of the Board   Chair, Board Services
901 S. Marquette Ave.            since 1999           Corporation (provides
Minneapolis, MN 55402                                 administrative services to
Born in 1934                                          boards), former Governor of
                                                      Minnesota
-------------------------------- -------------------- ---------------------------------- -------------------------------------
Lynne V. Cheney                  Board member since   Distinguished Fellow, AEI          The Reader's Digest Association Inc.
American Enterprise Institute    1994
for Public Policy Research
(AEI)
1150 17th St., N.W.
Washington, D.C. 20036
Born in 1941
-------------------------------- -------------------- ---------------------------------- -------------------------------------
Livio D. DeSimone                Board member since   Retired chair of the board and     Cargill, Incorporated (commodity
30 Seventh Street East           2001                 chief executive officer,           merchants and processors), Target
Suite 3050                                            Minnesota Mining and               Corporation (department stores),
St. Paul, MN 55101-4901                               Manufacturing (3M)                 General Mills, Inc. (consumer
Born in 1936                                                                             foods), Vulcan Materials Company
                                                                                         (construction materials/chemicals),
                                                                                         Milliken & Company (textiles and
                                                                                         chemicals) and Nexia
                                                                                         Biotechnologies, Inc.
-------------------------------- -------------------- ---------------------------------- -------------------------------------
Ira D. Hall                      Board member since   Private investor; formerly with    Imagistics International, Inc.
Texaco, Inc.                     2001                 Texaco Inc., treasurer,            (office equipment), Reynolds &
2000 Westchester Avenue                               1999-2001 and general manager,     Reynolds Company (information
White Plains, NY 10650                                alliance management operations,    services), TECO Energy, Inc.
Born in 1944                                          1998-1999. Prior to that,          (energy holding company), The
                                                      director, International            Williams Companies, Inc. (energy
                                                      Operations IBM Corp.               distribution company)
-------------------------------- -------------------- ---------------------------------- -------------------------------------
Heinz F. Hutter                  Board member since   Retired president and chief
P.O. Box 2187                    1994                 operating officer, Cargill,
Minneapolis, MN 55402                                 Incorporated (commodity
Born in 1929                                          merchants and processors)
-------------------------------- -------------------- ---------------------------------- -------------------------------------
Anne P. Jones                    Board member since   Attorney and consultant            Motorola, Inc. (electronics)
5716 Bent Branch Rd.             1985
Bethesda, MD 20816
Born in 1935
-------------------------------- -------------------- ---------------------------------- -------------------------------------

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11   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Independent Board Members (continued)

Name, address, age               Position held with   Principal occupations during       Other directorships
                                 Registrant and       past five years
                                 length of service
-------------------------------- -------------------- ---------------------------------- -------------------------------------
Stephen R. Lewis, Jr.            Board member since   Retired president and professor
901 Marquette Ave.               2002                 of economics, Carleton College
Minneapolis, MN 55402
Born in 1939
-------------------------------- -------------------- ---------------------------------- -------------------------------------
William R. Pearce                Board member since   RII Weyerhaeuser World
2050 One Financial Plaza         1980                 Timberfund, L.P. (develops
Minneapolis, MN 55402                                 timber resources) - management
Born in 1927                                          committee; former chair,
                                                      American Express Funds
-------------------------------- -------------------- ---------------------------------- -------------------------------------
Alan G. Quasha                   Board member since   President, Quadrant Management,    Compagnie Financiere Richemont AG
720 Fifth Avenue                 2002                 Inc. (management of private        (luxury goods)
New York, NY 10019                                    equities)
Born 1949
-------------------------------- -------------------- ---------------------------------- -------------------------------------
Alan K. Simpson                  Board member since   Former three-term United States    Biogen, Inc. (bio-pharmaceuticals)
1201 Sunshine Ave.               1997                 Senator for Wyoming
Cody, WY 82414
Born in 1931
-------------------------------- -------------------- ---------------------------------- -------------------------------------
C. Angus Wurtele                 Board member since   Retired chair of the board and     Bemis Corporation (packaging)
4900 IDS Tower                   1994                 chief executive officer, The
Minneapolis, MN 55402                                 Valspar Corporation
Born in 1934
-------------------------------- -------------------- ---------------------------------- -------------------------------------

Board Members Affiliated with American Express Financial Corporation (AEFC)

Name, address, age               Position held with   Principal occupations during       Other directorships
                                 Registrant and       past five years
                                 length of service
-------------------------------- -------------------- ---------------------------------- -------------------------------------
David R. Hubers                  Board member since   Retired chief executive officer    Chronimed Inc. (specialty
50643 AXP Financial Center       1993                 and director of AEFC               pharmaceutical distribution), RTW
Minneapolis, MN 55474                                                                    Inc. (manages worker's compensation
Born in 1943                                                                             programs), Lawson Software, Inc.
                                                                                         (technology based business
                                                                                         applications)
-------------------------------- -------------------- ---------------------------------- -------------------------------------
John R. Thomas                   Board member since   Senior vice president -
50652 AXP Financial Center       1987, president      information and technology of
Minneapolis, MN 55474            since 1997           AEFC
Born in 1937
-------------------------------- -------------------- ---------------------------------- -------------------------------------
William F. Truscott              Board member since   Senior vice president - chief
53600 AXP Financial Center       2001, vice           investment officer of AEFC;
Minneapolis, MN 55474            president since      former chief investment officer
Born in 1960                     2002                 and managing director, Zurich
                                                      Scudder Investments
-------------------------------- -------------------- ---------------------------------- -------------------------------------

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12   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age               Position held with   Principal occupations during       Other directorships
                                 Registrant and       past five years
                                 length of service
-------------------------------- -------------------- ---------------------------------- -------------------------------------
Leslie L. Ogg                    Vice president,      President of Board Services
901 S. Marquette Ave.            general counsel      Corporation
Minneapolis, MN 55402            and secretary
Born in 1938                     since 1978
-------------------------------- -------------------- ---------------------------------- -------------------------------------
Paul D. Pearson                  Acting treasurer     Vice president - managed
222 AXP Financial Center         since 2002           assets/investment accounting,
Minneapolis, MN 55474                                 AEFC, 1998 to present; vice
Born in 1956                                          president-mutual fund
                                                      administrative services, Piper
                                                      Capital Management, 1994-1998
-------------------------------- -------------------- ---------------------------------- -------------------------------------
Stephen W. Roszell               Vice president       Senior vice president -
50239 AXP Financial Center       since 2002           institutional group of AEFC
Minneapolis, MN 55474
Born in 1949
-------------------------------- -------------------- ---------------------------------- -------------------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

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13   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP SPECIAL TAX-EXEMPT SERIES TRUST
We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Insured Tax-Exempt Fund (a fund within AXP Special Tax-Exempt Series Trust) as of June 30, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended June 30, 2002, and the financial highlights for each of the years in the five-year period ended June 30, 2002. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP Insured Tax-Exempt Fund as of June 30, 2002, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

August 2, 2002


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14   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Insured Tax-Exempt Fund

June 30, 2002
Assets
Investments in securities, at value (Note 1)
    (identified cost $475,760,785)                                                                     $507,190,553
Cash in bank on demand deposit                                                                               81,635
Accrued interest receivable                                                                               5,002,894
Receivable for investment securities sold                                                                36,691,817
                                                                                                         ----------
Total assets                                                                                            548,966,899
                                                                                                        -----------
Liabilities
Dividends payable to shareholders                                                                           101,578
Payable for investment securities purchased                                                              43,596,728
Payable for securities purchased on a when-issued basis (Note 1)                                         37,342,036
Accrued investment management services fee                                                                    5,770
Accrued distribution fee                                                                                      4,663
Accrued transfer agency fee                                                                                      78
Accrued administrative services fee                                                                             513
Other accrued expenses                                                                                       82,596
                                                                                                             ------
Total liabilities                                                                                        81,133,962
                                                                                                         ----------
Net assets applicable to outstanding shares                                                            $467,832,937
                                                                                                       ============
Represented by
Shares of beneficial interest -- $.01 par value (Note 1)                                               $    844,377
Additional paid-in capital                                                                              446,138,199
Undistributed net investment income                                                                              64
Accumulated net realized gain (loss) (Note 5)                                                           (10,579,471)
Unrealized appreciation (depreciation) on investments                                                    31,429,768
                                                                                                         ----------
Total -- representing net assets applicable to outstanding shares                                      $467,832,937
                                                                                                       ============
Net assets applicable to outstanding shares:    Class A                                                $396,862,617
                                                Class B                                                $ 65,110,910
                                                Class C                                                $  5,857,956
                                                Class Y                                                $      1,454
Outstanding shares of beneficial interest:      Class A shares           71,630,027                    $       5.54
                                                Class B shares           11,751,799                    $       5.54
                                                Class C shares            1,055,602                    $       5.55
                                                Class Y shares                  263                    $       5.53
                                                                                ---                    ------------

See accompanying notes to financial statements.

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15   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Statement of operations
AXP Insured Tax-Exempt Fund

Year ended June 30, 2002
Investment income Income:
Interest                                                                                                $23,033,772
                                                                                                        -----------
Expenses (Note 2):
Investment management services fee                                                                        2,071,069
Distribution fee
    Class A                                                                                                 986,871
    Class B                                                                                                 613,840
    Class C                                                                                                  41,036
Transfer agency fee                                                                                         183,177
Incremental transfer agency fee
    Class A                                                                                                  17,403
    Class B                                                                                                   4,903
    Class C                                                                                                     312
Service fee -- Class Y                                                                                            1
Administrative services fees and expenses                                                                   189,418
Compensation of board members                                                                                11,260
Custodian fees                                                                                               28,063
Printing and postage                                                                                         46,578
Registration fees                                                                                            68,110
Audit fees                                                                                                   19,250
Other                                                                                                         5,231
                                                                                                              -----
Total expenses                                                                                            4,286,522
    Earnings credits on cash balances (Note 2)                                                              (10,434)
                                                                                                            -------
Total net expenses                                                                                        4,276,088
                                                                                                          ---------
Investment income (loss) -- net                                                                          18,757,684
                                                                                                         ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
    Security transactions (Note 3)                                                                        3,812,197
    Futures contracts                                                                                      (142,252)
                                                                                                           --------
Net realized gain (loss) on investments                                                                   3,669,945
Net change in unrealized appreciation (depreciation) on investments                                         909,130
                                                                                                            -------
Net gain (loss) on investments                                                                            4,579,075
                                                                                                          ---------
Net increase (decrease) in net assets resulting from operations                                         $23,336,759
                                                                                                        ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Statements of changes in net assets
AXP Insured Tax-Exempt Fund

Year ended June 30,                                                                  2002                2001
Operations and distributions
Investment income (loss) -- net                                                  $ 18,757,684      $ 20,451,814
Net realized gain (loss) on investments                                             3,669,945           683,176
Net change in unrealized appreciation (depreciation) on investments                   909,130        15,460,366
                                                                                      -------        ----------
Net increase (decrease) in net assets resulting from operations                    23,336,759        36,595,356
                                                                                   ----------        ----------
Distributions to shareholders from:
    Net investment income
    Class A                                                                       (16,421,735)      (18,449,208)
    Class B                                                                        (2,091,822)       (2,105,053)
    Class C                                                                          (140,258)          (20,876)
    Class Y                                                                               (63)              (78)
                                                                                          ---               ---
Total distributions                                                               (18,653,878)      (20,575,215)
                                                                                  -----------       -----------
Share transactions (Note 4)
Proceeds from sales
    Class A shares (Note 2)                                                        49,446,929        54,960,583
    Class B shares                                                                 16,548,576        12,818,180
    Class C shares                                                                  4,827,429         1,968,071
Reinvestment of distributions at net asset value
    Class A shares                                                                 11,607,797        13,014,514
    Class B shares                                                                  1,549,140         1,549,161
    Class C shares                                                                    119,896            17,165
    Class Y shares                                                                         26                71
Payments for redemptions
    Class A shares                                                                (54,857,849)      (66,734,307)
    Class B shares (Note 2)                                                        (9,270,317)      (11,137,516)
    Class C shares (Note 2)                                                        (1,030,116)          (71,092)
                                                                                   ----------           -------
Increase (decrease) in net assets from share transactions                          18,941,511         6,384,830
                                                                                   ----------         ---------
Total increase (decrease) in net assets                                            23,624,392        22,404,971
Net assets at beginning of year                                                   444,208,545       421,803,574
                                                                                  -----------       -----------
Net assets at end of year                                                        $467,832,937      $444,208,545
                                                                                 ============      ============
Undistributed (excess of distributions over) net investment income               $         64      $   (103,742)
                                                                                 ------------      ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Notes to Financial Statements

AXP Insured Tax-Exempt Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
AXP Special Tax-Exempt Series Trust was organized as a Massachusetts business trust on April 7, 1986. AXP Special Tax-Exempt Series Trust is a "series fund" that is currently composed of six individual funds, including AXP Insured Tax-Exempt Fund. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has unlimited authorized shares of beneficial interest.

The Fund invests primarily in securities that are insured as to their scheduled payment of principal and interest for at least as long as the securities are held in the Fund. Insured securities fluctuate in market value as interest rates change.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o    Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
18   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities purchased on a forward-commitment basis
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. As of June 30, 2002, the Fund has entered into outstanding when-issued securities of $37,342,036 and other forward-commitments of $6,936,626.


--------------------------------------------------------------------------------
19   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

The tax character of distributions paid for the years indicated is as follows:

Year ended June 30,                                                    2002           2001
Class A
Distributions paid from:
      Ordinary income -- tax-exempt interest distributions*        $16,421,735     $18,449,208
      Long-term capital gain                                                --              --

Class B
Distributions paid from:
      Ordinary income -- tax-exempt interest distributions*          2,091,822       2,105,053
      Long-term capital gain                                                --              --

Class C
Distributions paid from:
      Ordinary income -- tax-exempt interest distributions*            140,258          20,876
      Long-term capital gain                                                --              --

Class Y
Distributions paid from:
      Ordinary income -- tax-exempt interest distributions*                 63              78
      Long-term capital gain                                                --              --

* Tax-exempt interest distributions were 99.65% and 99.90% for the years ended 2002 and 2001, respectively.

As of June 30, 2002, the components of distributable earnings on a tax basis are as follows:

Undistributed tax-exempt income                                    $   101,642
Accumulated gain (loss)                                            $(4,061,035)
Unrealized appreciation (depreciation)                             $24,911,332

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

As of June 30, 2002, American Express Financial Corporation (AEFC) owned 263 Class Y shares.

--------------------------------------------------------------------------------
20   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

2. EXPENSES AND SALES CHARGES
The Fund has an agreement with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $19.50
o   Class B $20.50
o   Class C $20.00
o   Class Y $17.50

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $656,285 for Class A, $80,673 for Class B and $6,824 for Class C for the year ended June 30, 2002.

During the year ended June 30, 2002, the Fund's custodian and transfer agency fees were reduced by $10,434 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $188,237,809 and $135,801,039, respectively, for the year ended June 30, 2002. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
21   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

4. SHARE TRANSACTIONS
Transactions in shares of the Fund for the years indicated are as follows:

                                                            Year ended June 30, 2002
                                                  Class A      Class B       Class C     Class Y
Sold                                           8,950,029     2,993,800     872,672           --
Issued for reinvested distributions            2,102,482       280,613      21,698            5
Redeemed                                      (9,951,236)   (1,679,916)   (186,865)          --
                                              ----------    ----------    --------         ----
Net increase (decrease)                        1,101,275     1,594,497     707,505            5
                                               ---------     ---------     -------         ----

                                                            Year ended June 30, 2001
                                                 Class A       Class B     Class C      Class Y
Sold                                          10,084,820     2,342,728     357,508           --
Issued for reinvested distributions            2,394,727       285,084       3,129           13
Redeemed                                     (12,313,896)   (2,053,092)    (12,919)          --
                                             -----------    ----------     -------         ----
Net increase (decrease)                          165,651       574,720     347,718           13
                                                 -------       -------     -------         ----

5. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund has a capital loss carry-over of $4,061,035 as of June 30, 2002, that if not offset by capital gains, will expire in 2008 through 2011. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

6. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended June 30, 2002.


--------------------------------------------------------------------------------
22   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

7. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                    2002      2001     2000     1999         1998
Net asset value, beginning of period                           $5.48     $5.28    $5.44    $5.63        $5.51
Income from investment operations:
Net investment income (loss)                                     .23       .27      .27      .27          .28
Net gains (losses) (both realized and unrealized)                .06       .20     (.16)    (.18)         .13
Total from investment operations                                 .29       .47      .11      .09          .41
Less distributions:
Dividends from net investment income                            (.23)     (.27)    (.27)    (.27)        (.29)
Distributions from realized gains                                 --        --       --     (.01)          --
Total distributions                                             (.23)     (.27)    (.27)    (.28)        (.29)
Net asset value, end of period                                 $5.54     $5.48    $5.28    $5.44        $5.63

Ratios/supplemental data
Net assets, end of period (in millions)                         $397      $387     $371     $439         $455
Ratio of expenses to average daily net assets(c)                .82%      .82%     .82%     .75%         .73%
Ratio of net investment income (loss)
   to average daily net assets                                 4.18%     4.88%    5.16%    4.87%        5.09%
Portfolio turnover rate (excluding short-term securities)        32%        4%       9%      13%          17%
Total return(e)                                                5.37%     8.98%    2.13%    1.74%        7.60%

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                    2002      2001     2000     1999         1998
Net asset value, beginning of period                           $5.48     $5.28    $5.44    $5.63        $5.51
Income from investment operations:
Net investment income (loss)                                     .19       .23      .23      .23          .24
Net gains (losses) (both realized and unrealized)                .06       .20     (.16)    (.18)         .13
Total from investment operations                                 .25       .43      .07      .05          .37
Less distributions:
Dividends from net investment income                            (.19)     (.23)    (.23)    (.23)        (.25)
Distributions from realized gains                                 --        --       --     (.01)          --
Total distributions                                             (.19)     (.23)    (.23)    (.24)        (.25)
Net asset value, end of period                                 $5.54     $5.48    $5.28    $5.44        $5.63

Ratios/supplemental data
Net assets, end of period (in millions)                          $65       $56      $51      $61          $44
Ratio of expenses to average daily net assets(c)               1.58%     1.58%    1.57%    1.51%        1.49%
Ratio of net investment income (loss)
   to average daily net assets                                 3.43%     4.13%    4.41%    4.13%        4.34%
Portfolio turnover rate (excluding short-term securities)        32%        4%       9%      13%          17%
Total return(e)                                                4.59%     8.17%    1.35%     .99%        6.80%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
23   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                    2002      2001    2000(b)
Net asset value, beginning of period                           $5.49     $5.28    $5.27
Income from investment operations:
Net investment income (loss)                                     .19       .23       --
Net gains (losses) (both realized and unrealized)                .06       .21      .01
Total from investment operations                                 .25       .44      .01
Less distributions:
Dividends from net investment income                            (.19)     (.23)      --
Net asset value, end of period                                 $5.55     $5.49    $5.28

Ratios/supplemental data
Net assets, end of period (in millions)                           $6        $2      $--
Ratio of expenses to average daily net assets(c)               1.58%     1.58%    1.57%(d)
Ratio of net investment income (loss)
   to average daily net assets                                 3.44%     4.16%    5.22%(d)
Portfolio turnover rate (excluding short-term securities)        32%        4%       9%
Total return(e)                                                4.59%     8.40%     .19%

Class Y
Per share income and capital changes(a)
Fiscal period ended June 30,                                    2002      2001     2000     1999         1998
Net asset value, beginning of period                           $5.47     $5.27    $5.44    $5.64        $5.52
Income from investment operations:
Net investment income (loss)                                     .24       .28      .28      .30          .29
Net gains (losses) (both realized and unrealized)                .06       .20     (.17)    (.19)         .13
Total from investment operations                                 .30       .48      .11      .11          .42
Less distributions:
Dividends from net investment income                            (.24)     (.28)    (.28)    (.30)        (.30)
Distributions from realized gains                                 --        --       --     (.01)          --
Total distributions                                             (.24)     (.28)    (.28)    (.31)        (.30)
Net asset value, end of period                                 $5.53     $5.47    $5.27    $5.44        $5.64

Ratios/supplemental data
Net assets, end of period (in millions)                          $--       $--      $--      $--          $--
Ratio of expenses to average daily net assets(c)                .67%      .67%     .67%     .60%         .48%
Ratio of net investment income (loss)
   to average daily net assets                                 4.39%     5.05%    5.33%    5.01%        5.30%
Portfolio turnover rate (excluding short-term securities)        32%        4%       9%      13%          17%
Total return(e)                                                5.60%     9.22%    2.30%    1.87%        7.73%

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
24   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Investments in Securities
AXP Insured Tax-Exempt Fund

June 30, 2002
(Percentages represent value of investments compared to net assets)

Municipal bonds (98.9%)
Name of                       Coupon             Principal          Value(a)
issuer and                     rate               amount
title of
issue(b,c)

Alabama (1.2%)
Jefferson County Capital Improvement Warrants
    Sewer Revenue Bonds
    Series 1999A (FGIC Insured)
        02-01-33                5.00%             $500,000          $478,845
        02-01-39                5.13             3,000,000         2,905,980
Mobile Unlimited General Obligation Refunding
    Bonds Series 2001 (AMBAC Insured)
        02-15-03                5.00             1,230,000         1,256,777
State Drinking Water Finance Authority
    Revolving Fund Loan Revenue Bonds
    Series 2002A (AMBAC Insured)
        08-15-04                3.15             1,015,000         1,037,929
Total                                                              5,679,531

Alaska (2.4%)
North Slope Borough
    Capital Appreciation
    Unlimited General Obligation Bonds
    Zero Coupon Series 1995A
    (MBIA Insured)
        06-30-06                5.61             5,300,000(e)      4,668,982
North Slope Borough
    General Obligation Bonds
    Zero Coupon Series 1996B
    (MBIA Insured)
        06-30-07                5.72             8,000,000(e)      6,701,440
Total                                                             11,370,422

Arizona (3.0%)
Health Facilities Authority Hospital System
    Refunding Revenue Bonds Phoenix Baptist
    Hospital Escrowed to Maturity Series 1992
    (MBIA Insured)
        09-01-11                6.25             1,650,000         1,750,122
Maricopa County School District #6
    Unlimited General Obligation Refunding
    Bonds Washington Elementary Series 2002A
    (FSA Insured)
        07-01-14                5.38             4,500,000         4,963,365
Mesa Municipal Development Excise Tax
    Refunding Revenue Bonds
    Series 2001 (FSA Insured)
        01-01-05                4.00             1,000,000         1,035,750
State School Facilities Board
    School Improvement Revenue Bonds
    Series 2001
        07-01-03                5.00             6,000,000         6,205,680
Total                                                             13,954,917

Arkansas (0.1%)
State Development Finance Authority
    Economic Development Revenue Bonds
    ADFA Guaranty Madison Industrial
    Development Series 2000B
    (AMBAC Insured) A.M.T.
        12-01-20                5.80               500,000           514,095

California (6.7%)
Delta Counties Home Mortgage
    Finance Authority Revenue Bonds
    Single Family Mortgage Series 1998A
    (MBIA GNMS/FNMA Insured) A.M.T.
        06-01-24                6.70               600,000           654,912
Desert Sands Unified School District Convertible
    Capital Appreciation Pre-refunded Bonds
    Series 1995 (FSA Insured)
        03-01-20                6.45             3,000,000         3,388,470
Fontana Unified School District
    Unlimited General Obligation Bonds
    Series 1995C (FGIC Insured)
        05-01-20                6.15             6,000,000         6,509,039
Los Angeles Department of Water & Power
    Waterworks Refunding Revenue Bonds
    2nd Series 1993 (FGIC Insured)
        05-15-23                4.50             1,520,000         1,401,744
Northern California Transmission
    Select Auction Variable Rate Security &
    Residual Interest Revenue Bonds
    Series 1993 (MBIA Insured)
        04-29-24                5.50             2,500,000(h)      2,550,400

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
25   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                       Coupon             Principal          Value(a)
issuer and                     rate               amount
title of
issue(b,c)

California (cont.)
Oceanside Certificates of Participation
    Refunding Bonds Oceanside Civic Center
    Series 1995 (MBIA Insured)
        08-01-19                5.25%           $1,730,000        $1,765,500
Rural Home Mortgage Finance Authority
    Refunding Revenue Bonds Single Family
    Mortgage 2nd Series 1997A
    (GNMA/FNMA Insured) A.M.T.
        09-01-29                7.00             1,275,000         1,358,245
San Jose Redevelopment Agency
    Merged Area Redevelopment
    Tax Allocation Refunding Bonds
    Series 1993 (MBIA Insured)
        08-01-24                4.75             2,400,000         2,289,336
San Mateo County Joint Powers Authority
    Lease Pre-refunded Revenue Bonds
    San Mateo County Health Center
    Series 1994A (FSA Insured)
        07-15-22                5.75             1,500,000         1,648,980
State Public Works Board
    Lease Pre-refunded Revenue Bonds
    University of California
    Series 1992A (AMBAC Insured)
        12-01-16                6.40             2,000,000         2,081,520
State Public Works Board
    Lease Revenue Bonds
    Department of Corrections
    Series 1996A (AMBAC Insured)
        01-01-21                5.25             2,000,000         2,014,360
Statewide Communities Development Authority
    Certificates of Participation
    Sutter Health Obligated Group
    Series 1995 (MBIA Insured)
        08-15-22                5.50             5,750,000         5,901,858
Total                                                             31,564,364

Colorado (2.0%)
Broomfield Certificates of Participation
    Open Space Park & Recreation Facilities
    Series 2000 (AMBAC Insured)
        12-01-20                5.50             1,000,000         1,050,120
Denver City & County Airport Revenue Bonds
    Series 1995B (MBIA Insured) A.M.T.
        11-15-17                5.75             4,290,000         4,472,711
Douglas & Elbert Counties School District R-1
    Unlimited General Obligation Pre-refunded
    Bonds Series 1994A (MBIA Insured)
        12-15-16                6.50             1,435,000         1,602,149
Douglas & Elbert Counties School District R-1
    Unlimited General Obligation Un-refunded
    Balance Bonds Series 1994A (MBIA Insured)
        12-15-16                6.50                65,000            71,720
Larimer, Weld & Boulder Counties
    School District R-2J Thompson Unlimited
    General Obligation Capital Appreciation
    Bonds Zero Coupon
    Series 1997 (FGIC Insured)
        12-15-11                5.45             2,000,000(e)      1,302,900
        12-15-12                5.50             1,400,000(e)        861,014
Total                                                              9,360,614

Delaware (0.2%)
State Health Facilities Authority
    Refunding Revenue Bonds
    Medical Center of Delaware
    Series 1989 (MBIA Insured)
        10-01-15                7.00             1,000,000         1,091,150

District of Columbia (1.7%)
Association of American Medical Colleges
    Refunding Revenue Bonds Series 1997A
    (AMBAC Insured)
        02-15-27                5.38             2,500,000         2,519,550
Washington D.C. Convention Center
    Authority Dedicated Tax Revenue Bonds
    Senior Lien Series 1998 (AMBAC Insured)
        10-01-28                4.75             6,150,000         5,626,574
Total                                                              8,146,124

Florida (1.0%)
Jacksonville Excise Tax Refunding Revenue
    Bonds Series 2002A (AMBAC Insured)
        10-01-13                5.50             3,030,000(f)      3,388,933
Lee County Solid Waste System
    Refunding Revenue Bonds Series 2001
    (MBIA Insured) A.M.T.
        10-01-03                5.00             1,250,000         1,297,188
Total                                                              4,686,121

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
26   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                       Coupon             Principal          Value(a)
issuer and                     rate               amount
title of
issue(b,c)

Georgia (1.6%)
Cherokee County Water & Sewer Authority
    Revenue Bonds Series 1995
    Escrowed to Maturity (MBIA Insured)
        08-01-25                5.20%             $570,000          $586,274
Cherokee County Water & Sewer Authority
    Un-refunded Balance Revenue Bonds
    Series 1995 (MBIA Insured)
        08-01-25                5.20             1,395,000         1,430,963
Fulton County Water & Sewer
    Refunding Revenue Bonds
    Series 1992 Escrowed to Maturity
    (FGIC Insured)
        01-01-14                6.38             3,125,000         3,696,718
Fulton County Water & Sewer
    Un-refunded Balance Refunding Revenue
    Bonds Series 1992 (FGIC Insured)
        01-01-14                6.38               125,000           145,849
Savannah Resource Recovery Development
    Authority Refunding Revenue Bonds
    Waste to Energy Series 2001 (AMBAC Insured)
        12-01-03                2.50             1,500,000         1,516,455
Total                                                              7,376,259

Hawaii (0.7%)
State Airports Systems Refunding Revenue
    Bonds Series 2000B (FGIC Insured) A.M.T.
        07-01-20                6.00             2,000,000         2,148,120
State Harbor Capital Improvement
    Refunding Revenue Bonds
    Series 1997 (MBIA Insured) A.M.T.
        07-01-27                5.50             1,000,000         1,011,170
Total                                                              3,159,290

Illinois (6.7%)
Chicago Board of Education
    Capital Appreciation Unlimited General
    Obligation Refunding Bonds School Reform
    Zero Coupon Series 1999A (FGIC Insured)
        12-01-21                5.27            10,465,000(e)      3,567,205
Cook County Consolidated High School
    District #200 Limited General Obligation
    Bonds Oak Park Zero Coupon
    Series 1998 (FSA Insured)
        12-01-15                5.60             7,190,000(e)      3,617,072
        12-01-17                5.62             3,750,000(e)      1,645,613
Kane County General Obligation
    Bonds Series 2001 (FGIC Insured)
        01-01-03                4.00             1,000,000         1,012,610
Lake County Community High School
    District #127 Capital Appreciation
    Unlimited General Obligation Bonds
    Grayslake Zero Coupon Series 2002B
    (FGIC Insured)
        02-01-16                5.32             4,000,000(e)      2,014,720
McHenry County Community High School
    District #154 Capital Appreciation
    Unlimited General Obligation Bonds
    Zero Coupon Series 2001 (FGIC Insured)
        01-01-04                3.45             1,375,000(e)      1,327,384
McHenry County Community High School
    District #157 Capital Appreciation
    Unlimited General Obligation Bonds
    Zero Coupon Series 1998 (FSA Insured)
        12-01-17                5.60             5,790,000(e)      2,555,011
Rockford School District #205 Unlimited
    General Obligation Refunding Bonds
    Series 2001 (FGIC Insured)
        02-01-17                5.00               500,000           516,760
Southern Illinois University Housing
    & Auxiliary Capital Appreciation
    Revenue Bonds Zero Coupon
    Series 1999A (MBIA Insured)
        04-01-26                5.55             4,000,000(e)      1,043,600
St. Clair County
    Capital Appreciation Unlimited
    General Obligation Refunding Bonds
    Zero Coupon Series 1999
    (FGIC Insured)
        10-01-16                5.58             4,710,000(e)      2,303,473
        10-01-17                5.58             6,745,000(e)      3,077,204
        10-01-18                5.80             6,935,000(e)      2,848,066
        10-01-19                5.80             7,060,000(e)      2,716,123
St. Clair County Public Community Building
    Capital Appreciation Revenue Bonds
    Zero Coupon Series 1997B (FGIC Insured)
        12-01-14                5.95             2,000,000(e)      1,099,980
University of Illinois
    Certificates of Participation
    Series 2001 (AMBAC Insured)
        10-01-05                3.80             2,000,000         2,074,140
Total                                                             31,418,961

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
27   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                       Coupon             Principal          Value(a)
issuer and                     rate               amount
title of
issue(b,c)

Indiana (3.3%)
Ball State University Student Fee
    Revenue Bonds Series 2002K
    (FGIC Insured)
        07-01-18                5.75%             $750,000          $811,620
Clark-Pleasant Community School Building
    Revenue Bonds 1st Mortgage Lease
    Series 2001 (AMBAC Insured)
        07-15-16                5.50             1,000,000         1,071,280
Crown Point Multi-School Building
    1st Mortgage Revenue Bonds
    Zero Coupon Series 2000
    (MBIA Insured)
        01-15-25                6.59             8,230,000(e)      2,317,650
Fort Wayne Hospital Authority
    Refunding Revenue Bonds
    Parkview Health System
    Series 1998 (MBIA Insured)
        11-15-28                4.75             1,200,000         1,087,932
Health Facility Finance Authority Hospital
    Refunding Revenue Bonds
    Columbus Regional Hospital
    Series 1993 (FSA Insured)
        08-15-15                7.00             5,000,000         6,109,050
Marion County Hospital Authority
    Refunding Revenue Bonds
    Methodist Hospital Series 1989
    Escrowed to Maturity (MBIA Insured)
        09-01-13                6.50             4,000,000         4,068,320
Total                                                             15,465,852

Kansas (0.4%)
Labette County Single Family Housing
    Revenue Bonds Series 1998A-2
    (GNMA Insured)
        12-01-11                7.65                55,000            55,596
Sedgwick & Shawnee Counties
    Single Family Housing
    Revenue Mortgage Backed Securities
    1st Series 1997A (GNMA Insured) A.M.T.
        06-01-29                6.95             1,800,000         2,029,140
Total                                                              2,084,736

Kentucky (0.3%)
State Turnpike Authority Economic Development
    Road Refunding Revenue Bonds
    Revitalization Project Series 2001A
    (AMBAC Insured)
        07-01-13                5.50             1,275,000         1,419,891

Maine (0.4%)
State Turnpike Authority Turnpike
    Pre-refunded Revenue Bonds Series 1994
    (MBIA Insured)
        07-01-18                6.00             1,790,000         1,965,026

Massachusetts (5.5%)
Bay Transportation Authority
    Revenue Bonds Series 1995B
    (AMBAC Insured)
        03-01-25                5.38             4,000,000         4,038,320
Municipal Wholesale Electric Power
    Supply System Pre-refunded Revenue Bonds
    Series 1994B (MBIA Insured)
        07-01-11                4.75             5,250,000         5,638,028
State Health & Educational Facilities Authority
    Refunding Revenue Bonds Cape Cod
    Health System Series 1993A
    (Connie Lee Insured)
        11-15-21                5.25             4,000,000         4,013,240
State Turnpike Authority
    Metro Highway System
    Refunding Revenue Bonds Series 1999A
    (AMBAC Insured)
        01-01-34                4.75             2,500,000         2,265,700
State Unlimited General Obligation
    Refunding Bonds 2nd Series 2002R
    Inverse Floater (FGIC Insured)
        11-01-15               14.20             6,000,000(f,g)    8,000,160
State Water Resources Authority
    Pre-refunded Revenue Bonds
    Series 1992A (MBIA Insured)
        07-15-22                5.50             2,000,000         2,003,900
Total                                                             25,959,348

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
28   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                       Coupon             Principal          Value(a)
issuer and                     rate               amount
title of
issue(b,c)

Michigan (3.9%)
Almont Community Schools
    Unlimited General Obligation Bonds
    Series 1996 (FGIC Insured)
        05-01-22                5.38%           $1,900,000        $1,923,161
Grand Rapids Sanitary Sewer System
    Refunding & Improvement Revenue Bonds
    Series 1998A (FGIC Insured)
        01-01-28                4.75             3,000,000         2,762,790
Iron Mountain School Unlimited
    General Obligation Refunding Bonds
    Series 1996 (AMBAC Insured)
        05-01-21                5.13             1,500,000         1,508,580
Jackson County Public Schools
    Unlimited General Obligation Bonds
    Series 1999 (FGIC Insured)
        05-01-22                5.38             1,000,000         1,024,010
Kalamazoo Hospital Finance Authority
    Refunding & Improvement Bonds Bronson
    Methodist Hospital Series 1992A
    (MBIA Insured)
        05-15-12                6.25             3,000,000         3,178,680
Lincoln Park School District
    Pre-refunded Unlimited General Obligation
    Bonds Series 1996 (FGIC Insured)
        05-01-26                5.90             1,500,000         1,681,665
Monroe County Pollution Control
    Revenue Bonds Detroit Edison Series 1992
    (MBIA Insured) A.M.T.
        09-01-24                6.55             5,000,000         5,322,550
Plymouth-Canton Community School District
    Unlimited General Obligation Bonds
    Series 1999 (FSA Insured)
        05-01-23                4.75             1,000,000           947,960
Total                                                             18,349,396

Minnesota (1.4%)
Southern Minnesota Municipal
    Power Agency Power Supply System
    Refunding Revenue Bonds
    Series 1993A (FGIC Insured)
        01-01-16                4.75             4,250,000         4,252,295
Southern Minnesota Municipal
    Power Agency Power Supply System
         Refunding Revenue Bonds
    Zero Coupon Series 1994A
    (MBIA Insured)
        01-01-21                6.12             6,000,000(e)      2,315,940
Total                                                              6,568,235

Mississippi (1.1%)
Alcorn County Hospital Refunding Revenue Bonds
    Magnolia Regional Hospital Center
    Series 1995 (AMBAC Insured)
        10-01-13                5.75             1,000,000         1,056,590
State Home Single Family Mortgage
    Refunding Revenue Bonds Series 1997H
    (GNMA/FNMA Insured) A.M.T.
        12-01-29                6.70             1,625,000         1,787,110
State Home Single Family Mortgage
    Revenue Bonds 7th Series 1999A
    (GNMA/FNMA Insured) A.M.T.
        06-01-31                6.30             1,995,000         2,119,488
Total                                                              4,963,188

Montana (2.0%)
Forsyth Rosebud County Pollution
    Refunding Revenue Bonds
    Puget Sound Power & Light
    Series 1991 (AMBAC Insured) A.M.T.
        08-01-21                7.25             4,000,000         4,097,920
State Board of Investments Refunded Balance
    Payroll Tax Revenue Bonds
    Series 1991 Escrowed to Maturity
    (MBIA Insured)
        06-01-20                6.88             4,750,000         5,424,168
Total                                                              9,522,088

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
29   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                       Coupon             Principal          Value(a)
issuer and                     rate               amount
title of
issue(b,c)

Nevada (1.6%)
Clark County Municipal Water
    Limited General Obligation Bonds
    Series 2001 (FGIC Insured)
        06-01-26                5.25%           $2,490,000        $2,491,643
Clark County Passenger Facility Charge Airport
    Revenue Bonds Las Vegas McCarren Airport
    Series 1995A (MBIA Insured) A.M.T.
        07-01-25                5.50             5,000,000         5,021,950
Total                                                              7,513,593

New Jersey (2.2%)
State Transportation
    Certificates Series 2002-264
    Inverse Floater (AMBAC Insured)
        09-15-15               13.90             3,660,000(g)      4,871,423
State Transportation Toll Road Fund Authority
    Transportation Systems Refunding Revenue
    Bonds Series 2001C (FSA Insured)
        12-15-15                5.50             5,000,000         5,581,200
Total                                                             10,452,623

New Mexico (0.5%)
Santa Fe Water
    Pre-refunded Revenue Bonds
    Series 1994 (AMBAC Insured)
        06-01-24                6.30             1,000,000         1,080,980
State Highway Commission Sub Lien Tax
    Refunding Revenue Bonds Series 2002B
    (AMBAC Insured)
        06-15-05                5.00             1,000,000         1,069,350
Total                                                              2,150,330

New York (13.5%)
Buffalo School
    Unlimited General Obligation Bonds
    Series 2001D (FGIC Insured)
        12-15-05                5.00               940,000         1,018,189
Metropolitan Transportation Authority
    Refunding Revenue Bonds Series 2002
    Inverse Floater (AMBAC Insured)
        11-15-19               14.19             2,000,000(g)      2,360,540
Metropolitan Transportation Authority
    Service Contract Revenue Bonds
    Series 2002B (MBIA Insured)
        01-01-14                5.50            17,500,000(f)     19,373,901
New York City Municipal Water Finance Authority
    Refunding Revenue Bonds
    Water & Sewer System Series 1995A
    (MBIA Insured)
        06-15-23                5.50             5,000,000         5,063,850
New York City Unlimited General Obligation
    Refunding Bonds Series 2002G
    (FGIC Insured)
        08-01-10                5.50             5,000,000         5,484,950
State Dormitory Authority
    Pre-refunded Revenue Bonds
    City University 3rd General Resolution
    2nd Series 1994 (MBIA Insured)
        07-01-19                6.25             2,500,000         2,716,925
State Dormitory Authority
    Refunding Revenue Bonds
    State University Educational Facilities
    Series 1993A (AMBAC Insured)
        05-15-15                5.25             2,700,000         2,932,011
State Dormitory Authority
    Refunding Revenue Bonds
    State University Educational Facilities
    Series 1998A (MBIA Insured)
        05-15-25                4.75             4,000,000         3,745,320
State Energy Research & Development
    Authority Gas Facility Revenue Bonds
    Brooklyn Union Gas Series 1990C
   (MBIA Insured) A.M.T.
        06-01-25                5.60             4,500,000         4,592,430
State Energy Research & Development
    Authority Pollution Control
    Refunding Revenue Bonds
    Rochester Gas & Electric
    Series 1992B (MBIA Insured) A.M.T.
        05-15-32                6.50             4,000,000         4,084,560
State Energy Research & Development
    Authority Solid Waste Disposal
    Revenue Bonds State Electric &
    Gas Series 1993A (MBIA Insured) A.M.T.
        12-01-28                5.70            11,210,000        11,424,447
Total                                                             62,797,123

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
30   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                       Coupon             Principal          Value(a)
issuer and                     rate               amount
title of
issue(b,c)

North Carolina (1.0%)
Capital Facilities Finance Agency
    Educational Facilities Revenue Bonds
    Meredith College Series 2001
    (AMBAC Insured)
        06-01-24                4.88%           $1,000,000          $970,470
Concord Certificates of Participation
    Series 1996B (MBIA Insured)
        06-01-16                5.75             1,480,000         1,566,832
Kannapolis Water & Sewer Revenue
    Bonds Series 2001B
    (FSA Insured) A.M.T.
        02-01-21                5.25             1,000,000         1,002,370
Piedmont Triad Airport Authority
    Refunding Revenue Bonds Series 1999B
    (FSA Insured) A.M.T.
        07-01-21                6.00             1,000,000         1,065,580
Total                                                              4,605,252

North Dakota (0.3%)
Fargo Health System Meritcare
    Obligated Group Refunding Revenue Bonds
    Series 1996A (MBIA Insured)
        06-01-27                5.38             1,360,000         1,363,917

Ohio (1.1%)
Lorain County Hospital Facilities Refunding
    Revenue Bonds EMH Regional Medical
    Center Series 1995 (AMBAC Insured)
        11-01-21                5.38             2,000,000         2,032,760
Lucas County Hospital Refunding Revenue
    Bonds St. Vincent's Medical Center
    Series 1993C (MBIA Insured)
        08-15-22                5.25             1,725,000         1,733,780
Wilmington City School District
    Unlimited General Obligation Refunding
    Bonds Series 2001 (FSA Insured)
        12-01-02                3.00             1,250,000         1,257,788
Total                                                              5,024,328

Oklahoma (2.1%)
Lawton Water Authority Sales
    Tax & Utility System Revenue Bonds
    Series 2001 (AMBAC Insured)
        03-01-03                4.50               815,000           831,202
        03-01-04                4.50             1,255,000         1,306,392
McAlester Public Works Authority
    Improvement Pre-refunded Revenue Bonds
    Series 1995 (FSA Insured)
        12-01-17                5.25             1,470,000         1,638,036
        12-01-18                5.25             1,000,000         1,114,310
Tulsa County Independent School District #1
    Unlimited General Obligation Combined
    Purpose Bonds Series 2001B (FSA Insured)
        08-01-03                4.00             5,000,000         5,130,700
Total                                                             10,020,640

Pennsylvania (4.0%)
Allegheny County Hospital Development
    Authority Revenue Bonds Catholic
    Health East Systems Series 1998A
    (AMBAC Insured)
        11-15-26                4.88             3,000,000         2,810,880
Harrisburg Authority Dauphin County
    Revenue Bonds
    Series 1997-II (MBIA Insured)
        09-15-22                5.63             2,000,000         2,237,120
Philadelphia Hospitals & Higher Education
    Facilities Refunding Revenue Bonds
    Jefferson Health System Series 1997A
    (AMBAC Insured)
        05-15-18                5.13             3,000,000         3,033,750
Pittsburgh School District
    Unlimited General Obligation Refunding
    Bonds Series 2002A (FSA Insured)
        09-01-14                5.50             6,280,000(f)      6,981,790
Robinson Township Municipal Authority
    Water & Sewer Revenue Bonds
    Series 1989 Escrowed To Maturity
    (FGIC Insured)
        11-15-19                6.00             1,290,000         1,413,298
State Turnpike Commission Revenue Bonds
    Series 2001 (AMBAC Insured)
        07-15-03                4.50             2,000,000         2,061,140
Total                                                             18,537,978

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
31   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                       Coupon             Principal          Value(a)
issuer and                     rate               amount
title of
issue(b,c)

Puerto Rico (1.4%)
Puerto Rico Electric Power Authority
    Refunding Revenue Bonds
    Series 2002-682 Inverse Floater
    (MBIA Insured)
        07-01-17               14.20%           $5,000,000(f,g,i) $6,693,500

Rhode Island (0.7%)
State Health & Education Building
    Higher Education Facility Refunding Revenue
    Bonds Series 1996 (MBIA Insured)
        06-01-26                5.63             3,000,000         3,073,380

South Carolina (0.2%)
Piedmont Municipal Power Agency Electric
    Refunding Revenue Bonds
    Series 1991 (FGIC Insured)
        01-01-21                6.25             1,000,000         1,144,520

Tennessee (0.3%)
Franklin Special School District
    Limited General Obligation Bonds
    Capital Appreciation Zero Coupon
    Series 1999 (FSA Insured)
        06-01-19                5.79             1,425,000(e)        587,912
        06-01-20                5.80             2,345,000(e)        903,857
Total                                                              1,491,769

Texas (17.2%)
Austin Airport System
    Prior Lien Revenue Bonds
    Series 1995A (MBIA Insured) A.M.T.
        11-15-25                6.13             3,000,000         3,181,350
Austin Utilities System
    Pre-refunded Revenue Bonds
    Series 1994 (FGIC Insured)
        05-15-24                5.75             2,605,000         2,829,030
Austin Utilities System
    Refunding Revenue Bonds
    Capital Appreciation Zero Coupon
    Series 1994 (FGIC Insured)
        05-15-17                5.83             5,900,000(e)      2,768,516
Austin Utilities System
    Un-refunded Balance Revenue Bonds
    Series 1994 (FGIC Insured)
        05-15-24                5.75             5,895,000         5,991,383
Austin Water & Wastewater System
    Refunding Revenue Bonds
    Series 2001C (FSA Insured)
        11-15-04                4.00             7,000,000         7,307,160
Bexar County Health Facilities Development
    Hospital Pre-refunded Revenue Bonds
    Baptist Health System Series 1994
    (MBIA Insured)
        08-15-19                6.75             5,000,000         5,580,800
Brazos River Authority Pollution Control
    Pre-refunded Collateralized Revenue Bonds
    Texas Utilities Electric
    Series 1992C (FGIC Insured) A.M.T.
        10-01-22                6.70            14,935,000        15,422,926
Bryan Waterworks & Sewer
    Refunding Revenue Bonds
    Series 2001 (FSA Insured)
        07-01-04                4.00             1,195,000         1,240,135
        07-01-05                5.00             2,390,000         2,555,675
Corsicana Waterworks & Sewer System
    Refunding Revenue Bonds Series 1997A
    (FGIC Insured)
        08-15-22                5.75             1,575,000         1,636,425
Harris County Toll Road
    Pre-refunded Revenue Bonds
    Series 1992A (AMBAC Insured)
        08-15-17                6.50             8,170,000         8,387,485
Houston Airport Systems
    Sub Lien Refunding Revenue Bonds
    Series 1998B (FGIC Insured) A.M.T.
        07-01-04                4.00             3,500,000         3,607,765
Houston Water & Sewer System Junior Lien
    Refunding Revenue Bonds
    Series 1997A (FGIC Insured)
        12-01-22                5.25             7,210,000         7,275,827
Houston Water & Sewer System Junior Lien
    Revenue Bonds
    Series 1997C (FGIC Insured)
        12-01-27                5.38             2,000,000         2,017,700
Laredo Independent School District
    Unlimited General Obligation Refunding
    Bonds Series 2001 (Permanent School Fund
    Guarantee)
        08-01-03                3.50             2,195,000         2,239,120

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
32   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                       Coupon             Principal          Value(a)
issuer and                     rate               amount
title of
issue(b,c)

Texas (cont.)
Rosenberg Limited General Obligation Bonds
    Certificates of Obligation
    Series 1998 (FSA Insured)
        03-01-16                4.50%             $740,000          $724,416
        03-01-17                4.50               785,000           757,140
San Antonio Electric & Gas
    Capital Appreciation Refunding Revenue
    Bonds Zero Coupon Series 1989A
    Escrowed To Maturity (AMBAC Insured)
        02-01-03                2.95             3,000,000(e)      2,971,860
Socorro Independent School District
    Unlimited General Obligation Refunding
    Bonds Series 2001 (Permanent School Fund
    Guarantee)
        08-15-04                3.00               500,000           509,530
        08-15-05                4.00               670,000           698,073
Turnpike Authority Dallas North Tollway
    Pre-refunded Revenue Bonds Addison Airport
    Toll Tunnel Series 1994 (FGIC Insured)
        01-01-23                6.60             2,000,000         2,235,220
Total                                                             79,937,536

Utah (0.4%)
State Building Ownership Authority
    Capital Appreciation Lease
    Revenue Bonds Zero Coupon
    Series 1998B (FSA Insured)
        05-15-05                3.82             2,000,000(e)      1,845,540

Virginia (4.7%)
Loudoun County Sanitation Authority Waste
    & Sewer Revenue Bonds
    Series 1994 (MBIA Insured)
        01-01-30                5.25             1,435,000         1,438,171
Metropolitan Washington D.C. Airport Authority
    General Airport Revenue Bonds
    Series 1992A (MBIA Insured) A.M.T.
        10-01-19                6.63             9,420,000         9,708,911
Metropolitan Washington D.C. Airport Authority
    Revenue Bonds 2nd Series 2001R
    Inverse Floater (MBIA Insured) A.M.T.
        10-01-27               11.74             2,000,000(g)      2,085,440
Portsmouth Redevelopment & Housing Authority
    Refunding Revenue Bonds
    Multi-family Housing New Regency Hilltop
    Series 1994 (FNMA Insured)
        12-01-08                6.05             5,780,000         5,982,994
Prince William County Lease Certificates of
    Participation Refunding Bonds
    Series 1995 (MBIA Insured)
        12-01-20                5.50             2,590,000         2,678,086
Total                                                             21,893,602

Wisconsin (0.8%)
Appleton Waterworks Refunding Revenue
    Bonds Series 2001 (FGIC Insured)
        01-01-04                3.25             1,155,000         1,176,518
Center District Tax Capital Appreciation
    Revenue Bonds Senior Dedicated
    Zero Coupon Series 1996A
    (MBIA Insured)
        12-15-17                6.03             4,000,000(e)      1,819,360
        12-15-21                5.45             2,045,000(e)        716,711
Total                                                              3,712,589

Wyoming (1.3%)
Central Regional Water System-Joint Powers
    Board Refunding Revenue Bonds
    Series 1999 (FSA Insured)
        06-01-30                5.25             3,500,000         3,474,485
Green River & Sweetwater Counties
    Joint Powers Board
    Refunding Revenue Bonds
    Series 1999A (FSA Insured)
        03-01-24                5.00             1,500,000         1,459,260
State Building
    Revenue Bonds Series 2001
    (AMBAC Insured)
        10-01-22                5.50             1,000,000         1,033,980
Total                                                              5,967,725

Total municipal bonds
(Cost: $431,415,785)                                            $462,845,553

See accompanying notes to investments in securities.

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33   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Municipal notes (9.5%)
Issuer(c,d)                  Effective            Amount            Value(a)
                               yield            payable at
                                                 maturity
Carbon County Utah Pollution Control
    Refunding Revenue Bonds (Pacificorp)
    V.R. Series 1994 (AMBAC Insured)
        11-01-24                1.80%           $2,965,000        $2,965,000
Carbon County Utah Pollution Control
    Refunding Revenue Bonds (Pacificorp)
    V.R. Series 1994 (MBIA Insured)
        11-01-24                1.80               100,000           100,000
Columbia Alabama Industrial Development Board
    Pollution Control Refunding Revenue Bonds
    (Alabama Power) V.R. Series 1995E
        10-01-22                1.80             6,400,000         6,400,000
Duluth Minnesota Economic
    Development Authority Healthcare Facilities
    Refunding Revenue Bonds
    (Miller-Dwan Medical Center)
    V.R. Series 1997
        06-01-19                1.95             1,500,000         1,500,000
Harris County Texas Health Facilities
    Development Refunding Revenue Bonds
    (St. Lukes Episcopal Hospital)
    V.R. Series 2001B
        02-15-31                1.85             1,100,000         1,100,000
Harris County Texas Health Facilities
    Development Revenue Bonds
    (Texas Children's Hospital)
    V.R. Series 1999B (MBIA Insured)
        10-01-29                1.85             4,300,000         4,300,000
Illinois Health Facilities Authority
    Refunding Revenue Bonds
    (University of Chicago Hospitals)
    V.R. Series 1998 (MBIA Insured)
        08-01-26                1.85             1,100,000         1,100,000
Kansas City Industrial Development Authority
    Hospital Refunding Revenue Bonds
    (Research Health Services System)
    V.R. Series 1985 (MBIA Insured)
        10-15-15                2.00               300,000           300,000
Louisiana Offshore Terminal Authority
    Deepwater Port Refunding Revenue Bonds
    (1st Stage A-Loop) V.R. Series 1992
        09-01-08                1.85               400,000           400,000
Lower Neches Valley Texas Authority
    Industrial Development Exempt Facilities
    Refunding Revenue Bonds (Exxon Mobil)
    V.R. Series 2001B
        11-01-29                1.85               400,000           400,000
Massachusetts State Health & Educational
    Facilities Authority Refunding Revenue
    Bonds (Capital Asset) V.R. Series 1985C
    (MBIA Insured)
        07-01-10                1.25             1,700,000         1,700,000
        07-01-10                1.35               800,000           800,000
Massachusetts State Health & Educational
    Facilities Authority Revenue Bonds
    (Capital Asset) V.R. Series 1985E
        01-01-35                1.80             1,300,000         1,300,000
Moffat County Colorado Pollution Control
    Refunding Revenue Bonds
    (Pacificorp) V.R. Series 1994
    (AMBAC Insured)
        05-01-13                1.80               900,000           900,000
New York City
    Unlimited General Obligation Bonds
    V.R. Series 1994B (MBIA Insured)
        08-15-22                1.75               700,000           700,000
New York City
    Unlimited General Obligation Refunding
    Bonds V.R. Series 1993E
        08-01-23                1.75             2,000,000         2,000,000
New York City
    Unlimited General Obligation Refunding
    Bonds V.R. Series 1994H (MBIA Insured)
        08-01-13                1.75             1,000,000         1,000,000
Ohio State Air Quality Development Authority
    Pollution Control Refunding Revenue Bonds
    (Ohio Edison) V.R. Series 2000C
        06-01-23                1.80               700,000           700,000
Ohio State Air Quality Development Authority
    Pollution Control Revenue Bonds
    (Cincinnati Gas & Electric)
    V.R. Series 1985A
        12-01-15                1.80               900,000           900,000
Reno Nevada Hospital
    Revenue Bonds
    (St Mary's Regional Medical Center)
    V.R. Series 1998B (MBIA Insured)
        05-15-23                2.00             4,500,000         4,500,000
Roanoke Virginia Industrial Development
    Authority Hospital Refunding Revenue Bonds
    (Memorial Hospitals) V.R. Series 1995A
        07-01-19                1.85             2,000,000         2,000,000

See accompanying notes to investments in securities.

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34   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Issuer(c,d)                  Effective            Amount            Value(a)
                               yield            payable at
                                                 maturity

Texas Gulf Coast Waste Disposal Environmental
    Facilities Revenue Bonds
    (Exxon Mobil) V.R. Series 2000 A.M.T.
        06-01-30                1.85%           $1,000,000        $1,000,000
University of Michigan
    Refunding Revenue Bonds
    (Medical Service Plan) V.R.
    Series 1998A-1
        12-01-21                1.80               600,000           600,000
University of Michigan
    Refunding Revenue Bonds
    (University of Michigan Hospitals)
    V.R. Series 1992A
        12-01-19                1.80             1,180,000         1,180,000
University of Michigan
    Revenue Bonds
    (Medical Service Plan)
    V.R. Series 1995A
        12-01-27                1.80             3,500,000         3,500,000
University of Michigan
    Revenue Bonds
    (University of Michigan Hospitals)
    V.R. Series 1995A
        12-01-27                1.80             1,900,000         1,900,000
Valdez Alaska Marine Terminal
    Refunding Revenue Bonds (Exxon Pipeline)
    V.R. Series 1993C
        12-01-33                1.75             1,100,000         1,100,000

Total municipal notes
(Cost: $44,345,000)                                              $44,345,000

Total investments in securities
(Cost: $475,760,785)(j)                                         $507,190,553

See accompanying notes to investments in securities.

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35   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  The  following   abbreviations  may  be  used  in  the  portfolio  security descriptions to identify the insurer of the issue:

     ACA      --  ACA Financial Guaranty Corporation
     AMBAC    --  American Municipal Bond Association Corporation
     BIG      --  Bond Investors Guarantee
     CGIC     --  Capital Guaranty Insurance Company
     FGIC     --  Financial Guarantee Insurance Corporation
     FHA      --  Federal Housing Authority
     FNMA     --  Federal National Mortgage Association
     FSA      --  Financial Security Assurance
     GNMA     --  Government National Mortgage Association
     MBIA     --  Municipal Bond Investors Assurance
     XLCA     --  XL Capital Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   --  Alternative Minimum Tax -- As of June 30, 2002, the value of securities subject to alternative minimum tax
                  represented 19.0% of net assets.
     B.A.N.   --  Bond Anticipation Note
     C.P.     --  Commercial Paper
     R.A.N.   --  Revenue Anticipation Note
     T.A.N.   --  Tax Anticipation Note
     T.R.A.N. --  Tax & Revenue Anticipation Note
     V.R.     --  Variable Rate
     V.R.D.B. --  Variable Rate Demand Bond
     V.R.D.N. --  Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2002.

(e)  For  zero  coupon  bonds,  the  interest  rate  disclosed   represents  the
     annualized effective yield on the date of acquisition.

(f) At June 30, 2002, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $44,278,662.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 2002. As of June 30, 2002, the value of inverse floaters represented 5.1% of net assets.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2002.

(i) Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. These securities represented 1.4% of net assets as of June 30, 2002.

(j) At June 30, 2002, the cost of securities for federal income tax purposes was $475,760,785 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                   $32,022,686
     Unrealized depreciation                                      (592,918)
                                                                  --------
     Net unrealized appreciation                               $31,429,768
                                                               -----------

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36   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

AXP Insured Tax-Exempt Fund
Fiscal year ended June 30, 2002

Class A
Exempt-interest dividends -- taxable status explained below.

Payable date                                                        Per share
July 26, 2001                                                        $0.02023
Aug. 27, 2001                                                         0.02131
Sept. 26, 2001                                                        0.01926
Oct. 26, 2001                                                         0.01820
Nov. 26, 2001                                                         0.01906
Dec. 20, 2001                                                         0.01463
Jan. 25, 2002                                                         0.02215
Feb. 26, 2002                                                         0.01977
March 26, 2002                                                        0.01784
April 26, 2002                                                        0.01963
May 24, 2002                                                          0.01762
June 26, 2002                                                         0.02028
Total distributions                                                  $0.22998

Class B
Exempt-interest dividends -- taxable status explained below.

Payable date                                                        Per share
July 26, 2001                                                        $0.01684
Aug. 27, 2001                                                         0.01765
Sept. 26, 2001                                                        0.01582
Oct. 26, 2001                                                         0.01476
Nov. 26, 2001                                                         0.01550
Dec. 20, 2001                                                         0.01191
Jan. 25, 2002                                                         0.01806
Feb. 26, 2002                                                         0.01612
March 26, 2002                                                        0.01466
April 26, 2002                                                        0.01613
May 24, 2002                                                          0.01444
June 26, 2002                                                         0.01652
Total distributions                                                  $0.18841

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37 AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Class C
Exempt-interest dividends -- taxable status explained below.

Payable date                                                        Per share
July 26, 2001                                                        $0.01687
Aug. 27, 2001                                                         0.01771
Sept. 26, 2001                                                        0.01587
Oct. 26, 2001                                                         0.01484
Nov. 26, 2001                                                         0.01558
Dec. 20, 2001                                                         0.01194
Jan. 25, 2002                                                         0.01816
Feb. 26, 2002                                                         0.01618
March 26, 2002                                                        0.01466
April 26, 2002                                                        0.01613
May 24, 2002                                                          0.01445
June 26, 2002                                                         0.01652
Total distributions                                                  $0.18891

Class Y
Exempt-interest dividends -- taxable status explained below.

Payable date                                                        Per share
July 26, 2001                                                        $0.02110
Aug. 27, 2001                                                         0.02222
Sept. 26, 2001                                                        0.02009
Oct. 26, 2001                                                         0.01929
Nov. 26, 2001                                                         0.01998
Dec. 20, 2001                                                         0.01531
Jan. 25, 2002                                                         0.02307
Feb. 26, 2002                                                         0.02064
March 26, 2002                                                        0.01877
April 26, 2002                                                        0.02064
May 24, 2002                                                          0.01839
June 26, 2002                                                         0.02136
Total distributions                                                  $0.24086

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37  AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

Source of distributions
99.65% of tax-exempt interest distributions during the fiscal year ended June 30, 2002, were exclusively from interest on tax-exempt securities. For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage as of June 30, 2002 was 22.95%.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

Source of income by state
Percentages of income from municipal securities earned by the Fund from various states during the fiscal year ended June 30, 2002 are listed below.

Alabama                     1.666%      Missouri                    0.090%
Alaska                      2.493       Montana                     2.631
Arizona                     1.575       Nevada                      1.880
Arkansas                    0.125       New Jersey                  0.370
California                  9.594       New Mexico                  0.338
Colorado                    2.672       New York                    9.112
Delaware                    0.307       North Carolina              1.368
Florida                     0.585       North Dakota                0.320
Georgia                     1.714       Ohio                        1.136
Hawaii                      0.768       Oklahoma                    1.180
Idaho                       0.008       Pennsylvania                4.460
Illinois                    6.335       Rhode Island                0.742
Indiana                     3.823       South Carolina              0.275
Kansas                      0.557       Tennessee                   0.332
Kentucky                    0.030       Texas                      17.949
Louisiana                   0.029       Utah                        0.176
Maine                       0.472       Vermont                     0.078
Massachusetts               4.517       Virginia                    7.427
Michigan                    5.320       Washington, DC              2.025
Minnesota                   1.525       Wisconsin                   0.753
Mississippi                 1.276       Wyoming                     1.967

--------------------------------------------------------------------------------
39   AXP INSURED TAX-EXEMPT FUND -- ANNUAL REPORT

AXP Insured Tax-Exempt Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: IINSX    Class B: IINBX
Class C: N/A      Class Y: N/A

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                                          (logo)
                                                                        American
                                                                         Express

                                                                 S-6327 X (8/02)